Business Combinations - Net Effect of Acquisitions on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 10, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Cash		$ 24
Non-cash working capital		(37)
Fixed assets		271	$ 21
Goodwill, net		120
Other assets		11	4
Long-term employee benefit liabilities		(1)
Other long-term liabilities		(5)
Deferred tax liabilities		(21)	(1)
Non-controlling interests		(116)
Consideration paid		246
Less: Cash acquired		(24)
Net cash outflow		222	$ 23
Xingqiaorui Partnership [Member]
Business Acquisition [Line Items]
Cash		23
Non-cash working capital		(35)
Fixed assets		164
Goodwill, net		107
Other assets		10
Other long-term liabilities		(5)
Deferred tax liabilities		(18)
Non-controlling interests		(116)
Consideration paid	$ 130	130
Less: Cash acquired		(23)
Net cash outflow		107
Stadco Automotive Ltd. [Member]
Business Acquisition [Line Items]
Cash		1
Non-cash working capital		(3)
Fixed assets		107
Goodwill, net		13
Deferred tax liabilities		(3)
Consideration paid		115
Less: Cash acquired		(1)
Net cash outflow		114
Other [Member]
Business Acquisition [Line Items]
Non-cash working capital		1
Other assets		1
Long-term employee benefit liabilities		(1)
Consideration paid		1
Net cash outflow		$ 1